Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and 2023:

	As of September 30, 2024
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$142,920	$—	$—	$142,920
Corporate bonds	—	108,420	—	108,420
U.S. government treasuries	35,533	—	—	35,533
Supranational and sovereign debt	—	16,660	—	16,660
Municipal bonds	—	4,191	—	4,191
Asset backed obligations	—	3,438	—	3,438
Total available-for-sale securities	178,453	132,709	—	311,162
Equity Investments	—	—	42,190	42,190
Derivative financial instruments, net	—	(6,380)	—	(6,380)
Other liabilities	—	—	(52,139)	(52,139)
Total	$178,453	$126,329	$(9,949)	$294,833

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$308,354	$—	$—	$308,354
Corporate bonds	—	150,310	—	150,310
U.S. government treasuries	41,138	—	—	41,138
Supranational and sovereign debt	—	16,792	—	16,792
Asset backed obligations	—	7,115	—	7,115
Municipal bonds	—	7,096	—	7,096
Total available-for-sale securities	349,492	181,313	—	530,805
Equity Investments	—	—	47,985	47,985
Derivative financial instruments, net	—	(36,832)	—	(36,832)
Other liabilities	—	—	(24,627)	(24,627)
Total	$349,492	$144,481	$23,358	$517,331